Asset Retirement Obligation	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Asset Retirement Obligation

NOTE 10 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits and Other current liabilities in the Consolidated Balance Sheet.

In 2014 and 2013, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2014 and 2013 were as follows:

(Dollars in thousands)	2014	2013
Balance, beginning of period	$195,568	$179,607
Additional liabilities accrued	2,507	635
Revisions in estimated cash outflows	(2,792)	6,268
Disposition of assets	(44,403)	(3,534)
Accretion expense	12,534	12,592
Transferred to Liabilities held for sale	(10,902)	-
Balance, end of period (1)	$152,512	$195,568

(1)	The total amount of asset retirement obligations related to the Divestiture Transaction included in Other current liabilities was $5.9 million and $37.7 million as of December 31, 2014 and 2013, respectively.